MORTGAGE NOTES PAYABLE, NET	12 Months Ended
Dec. 31, 2014
MORTGAGE NOTES PAYABLE, NET [Abstract]
MORTGAGE NOTES PAYABLE, NET

8.	MORTGAGE NOTES PAYABLE, NET

			December 31, 2014			December 31, 2013
	Final Stated Maturity	Stated Interest Rate	Outstanding Face Amount	Carrying Value (A)	Weighted Average Maturity (Years)	Outstanding Face Amount	Carrying Value (A)
Managed Properties
Fixed Rate (B)(C)	Aug 2018-Mar 2020	1.60% to 4.93%	$156,763	$154,696	4.3	$159,228	$155,694
Floating Rate (D)	Aug 2016-Sep 2019	LIBOR +2.75% to LIBOR +3.75%	278,424	275,689	3.3	198,584	196,110
Triple Net Lease Properties
Fixed Rate (E)	Jan 2021-Jan 2024	3.83% to 8.00%	708,383	679,333	7.1	719,350	683,389
Floating Rate	Oct 2017	LIBOR + 3.25%	115,000	113,506	2.8	—	—
Total			$1,258,570	$1,223,224	5.5	$1,077,162	$1,035,193

(A)	The totals are reported net of deferred financing costs of $36,206 and $41,979 as of December 31, 2014 and 2013, respectively.

(B)
Includes a loan with an outstanding face amount of $11,432, as of December 31, 2014, which has an interest rate based on the applicable U.S. Treasury Security rates for the first two years. The interest rate is 4.5%, 4.75% and 5.0% for years three through five, respectively.

(C)
Includes loans with an outstanding face amount of $40,584, as of December 31, 2014, for which the Company bought down the interest rate to 4.0% for the first two years. The interest rate will range from 5.99% to 6.76% thereafter.

(D)	Includes floating rate mortgage loans with a total carrying value of $164,974, as of December 31, 2014, which have a LIBOR floor of 1.0%.

(E)
Includes loans with an outstanding face amount of $356,818 and $312,157, as of December 31, 2014, for which the Company bought down the interest rates to 4.00% and 3.83%, respectively, through January 2019. The interest rates will increase to 4.99% and 4.56%, respectively, thereafter.

The carrying value of collateral relating to fixed rate and floating rate mortgages was $1,130,582 and $524,996 as of December 31, 2014 and $1,193,950 and $269,117 as of December 31, 2013, respectively.

The Company’s mortgage notes payable have contractual maturities as follows:

2015	$17,046
2016	42,302
2017	204,128
2018	206,774
2019	140,657
Thereafter	647,663
Total	$1,258,570

The Company’s mortgage notes payable contain various customary financial and other covenants, in some cases including Debt Service Coverage Ratio and Project Yield, as defined in the agreements. The Company was in compliance with the covenants in its mortgage notes payable agreements as of December 31, 2014.

The fair values of mortgage notes payable as of December 31, 2014 and December 31, 2013 was $1,283,109 and $1,075,390, respectively. Mortgage notes payable are not measured at fair value in the Consolidated Balance Sheets. The disclosed fair value of mortgage notes payable, classified as level 3 within the fair value hierarchy, is based on a discounted cash flow valuation model. Significant inputs in the model include amounts and timing of expected future cash flows and market yields which are constructed based on inputs implied from similar debt offerings.